Note 20 - Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Fair Value Disclosures [Text Block]

NOTE 20 Fair Value Measurement

ASC 820, Fair Value Measurements, establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system consisting of three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets that the Company has the ability to access.

Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.

Level 3 - Valuation is generated from model-based techniques that use significant assumptions not observable in the market and are used only to the extent that observable inputs are not available. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The following table summarizes the assets of the Company for which fair values are determined on a recurring basis as of December 31, 2021 and 2020.

	Carrying Value at December 31, 2021
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$285,765	0	285,765	0
Equity securities	248	0	248	0
Mortgage loan commitments	26	0	26	0
Total	$286,039	0	286,039	0

	Carrying Value at December 31, 2020
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$148,090	0	148,090	0
Equity securities	149	0	149	0
Mortgage loan commitments	261	0	261	0
Total	$148,500	0	148,500	0

The Company may also be required, from time to time, to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of the lower-of-cost-or-market accounting or write downs of individual assets. For assets measured at fair value on a nonrecurring basis in 2021 and 2020 that were still held at December 31, the following table provides the level of valuation assumptions used to determine each adjustment and the carrying value of the related individual assets or portfolios at December 31, 2021 and 2020.

	Carrying Value at December 31, 2021
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2021 Total Losses
Loans held for sale	$5,575	0	5,575	0	(56)
Mortgage servicing rights, net	3,280	0	3,280	0	0
Impaired loans	4,244	0	4,244	0	(218)
Real estate, net	290	0	290	0	0
Total	$13,389	0	13,389	0	(274)

	Carrying Value at December 31, 2020
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2020 Total Gains (Losses)
Loans held for sale	$6,186	0	6,186	0	28
Mortgage servicing rights, net	3,043	0	3,043	0	0
Impaired loans	2,888	0	2,888	0	(76)
Real estate, net	636	0	636	0	0
Total	$12,753	0	12,753	0	(48)